Interest and investment income, net	12 Months Ended
Dec. 31, 2022
Interest and investment income, net
Interest and investment income, net

17.1 Interest and investment income, net

Interest and investment income, net consists of the following:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Unrealized investment income/(loss) of short-term investments	45,478,742	17,213,203	(41,288,248)	(5,986,233)
Realized investment income of short-term investments	35,892,481	113,179,422	159,629,366	23,144,083
Unrealized investment loss of long-term investments	—	(24,635,329)	(58,356,978)	(8,460,966)
Realized investment income/(loss) of long-term investments	4,472,410	—	(8,550,287)	(1,239,675)
Interest income	27,405,264	27,634,511	54,793,874	7,944,365
Income from the repurchase of convertible senior notes	622,109,001	12,046,522	10,028,456	1,453,989
Interest expense of convertible senior notes	(27,107,232)	(15,982,460)	(3,439,972)	(498,749)
	708,250,666	129,455,869	112,816,211	16,356,814

17.2 Gain/(loss) on derivative instruments

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Unrealized investment income/(loss) of derivative instruments	—	17,375,517	(180,503,919)	(26,170,608)
Realized investment income of derivative instruments	—	—	110,083,438	15,960,598
	—	17,375,517	(70,420,481)	(10,210,010)